ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Accrued and Other Liabilities
Schedule of Accrued and Other Liabilities

	As of December 31,
	2018	2019
	RMB	RMB

Payable to Ambow Online (Note 26)	25,532	—
Business tax, VAT and others	41,147	42,469
Payable balance with indemnity by Xihua Group (Note 7(i))	49,800	49,800
Accrual for rental	43,147	—
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770	36,770
Accrued payroll and welfare	28,767	32,189
Professional service fees payable	2,801	898
Receipt in advance	9,431	9,626
Amounts due to students	5,995	6,650
Lawsuit penalty payable	2,453	2,592
Others	10,482	11,963
Total	256,325	192,957